Employee benefits - Pension and other post-employment benefits - Analysis of Financial Position Related to Pension and Other Post-employment Benefit Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	$ 147	$ 626
Defined benefit pension plans [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	14,785	13,564
Present value of defined benefit obligation	15,517	13,218
Net surplus (deficit)	(732)	346
Effect of asset ceiling	(1)	(1)
Total net surplus (deficit), net of effect of asset ceiling	(733)	345
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	147	626
Employee benefit liabilities	(880)	(281)
Total net surplus (deficit), net of effect of asset ceiling	(733)	345
Defined benefit pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	13,679	12,587
Present value of defined benefit obligation	14,428	12,270
Net surplus (deficit)	(749)	317
Defined benefit pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	1,106	977
Present value of defined benefit obligation	1,089	948
Net surplus (deficit)	17	29
Other post employment benefit plan [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	1	1
Present value of defined benefit obligation	1,820	1,622
Net surplus (deficit)	(1,819)	(1,621)
Total net surplus (deficit), net of effect of asset ceiling	(1,819)	(1,621)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit liabilities	(1,819)	(1,621)
Total net surplus (deficit), net of effect of asset ceiling	(1,819)	(1,621)
Other post employment benefit plan [member] | Canada [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	1	1
Present value of defined benefit obligation	1,722	1,522
Net surplus (deficit)	(1,721)	(1,521)
Other post employment benefit plan [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Present value of defined benefit obligation	98	100
Net surplus (deficit)	$ (98)	$ (100)